Income tax - Additional information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Unused tax losses for which no deferred tax asset recognised	R$ 12,705	R$ 39,446
Applicable tax rate	34.00%	34.00%	34.00%